 FEDERATED COMMUNICATIONS TECHNOLOGY FUND Class A Shares Class B Shares Class C Shares (A Portfolio of Federated Equity Funds) --------------------------------------------------------------------------------------- Supplement to Prospectus dated December 31, 1999 --------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------- On page 14 of the prospectus under the section entitled "The Fund's Portfolio Managers Are" please delete the biographical information of Trent E. Nevills in its entirety and add the following as the second and third paragraphs: --------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------- "Michael R. Tucker has been the Fund's Portfolio Manager since March 2000. Mr. Tucker joined Federated in June 1993 as a Research Assistant. He was promoted to Analyst in December 1995 and to Senior Investment Analyst in June 1999. He currently serves as an Assistant Vice President of the Fund's Adviser. Mr. Tucker earned his Master of Science in Industrial Administration with an emphasis on finance and strategy from Carnegie Mellon University. --------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------- Dean Kartsonas has been the Fund's Portfolio Manager since March 2000. Mr. Kartsonas joined Federated in 1994 as an Investment Analyst and has been a Portfolio Manager since 1997. He became a Vice President of the Fund's Adviser in 1999 and served as an Assistant Vice President of the Fund's Adviser from 1997 to 1999. Mr. Kartsonas earned his M.B.A. with a concentration in Finance from the University of Pittsburgh." --------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------- James E. Grefenstette and J. Thomas Madden remain as Portfolio Managers of the Fund. --------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------- March 31, 2000 --------------------------------------------------------------------------------------- Cusip 314172818 Cusip 314172792 Cusip 314172784 25256 (3/00)